SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation of Property and Equipment
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible assets and their useful lives
Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	Between 4-5